Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	$ 1,040,783,534	$ 1,234,231,722
Non-current lease liabilities	42,232,779	39,782,317
Trade and other non-current payables		45,275
Other non- current provisions	1,879,272	2,791,080
Deferred tax liabilities	88,965,851	127,956,679
Provisions for employee benefits	53,439,952	48,032,415
Others non-financial liabilities	3,940,400	4,355,981
Total non-current liabilities	1,233,276,067	1,457,195,469
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	51,965,085	108,951,165
Non-current lease liabilities	13,120,674	11,659,338
Trade and other non-current payables		45,275
Accounts payable to related companies	2,034,279
Other non- current provisions	569,046	117,839
Deferred tax liabilities	30,777,797	40,864,865
Provisions for employee benefits	448,871	633,408
Others non-financial liabilities	2,445,011	1,863,665
Total non-current liabilities	101,360,763	164,135,555
Later than one year and not later than three years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	33,409,083	60,404,790
Non-current lease liabilities	139,434	71,957
Trade and other non-current payables		41,041
Accounts payable to related companies	523,000
Other non- current provisions		100,942
Deferred tax liabilities	27,292,524	26,302,201
Provisions for employee benefits
Others non-financial liabilities	1,495,389	996,926
Total non-current liabilities	62,859,430	87,917,857
Later than one year and not later than three years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	14,986,219	43,491,639
Non-current lease liabilities	10,193,570	8,908,395
Trade and other non-current payables		4,234
Total non-current liabilities	25,179,789	52,404,268
Later than one year and not later than three years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities
Non-current lease liabilities	2,303,790	1,911,678
Accounts payable to related companies	1,511,279
Total non-current liabilities	3,815,069	1,911,678
Later than one year and not later than three years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	3,569,783	5,054,736
Deferred tax liabilities
Provisions for employee benefits	448,871	633,408
Total non-current liabilities	4,018,654	5,688,144
Later than one year and not later than three years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	239,741	326,100
Other non- current provisions	386,438	16,897
Deferred tax liabilities	3,332,626	14,520,341
Provisions for employee benefits
Total non-current liabilities	3,958,805	14,863,338
Later than one year and not later than three years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	93,684	284,040
Other non- current provisions	182,608
Deferred tax liabilities	1,821
Others non-financial liabilities	10,810
Total non-current liabilities	288,923	284,040
Later than one year and not later than three years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	150,455	157,168
Deferred tax liabilities	150,826	42,323
Others non-financial liabilities	938,812	866,739
Total non-current liabilities	1,240,093	1,066,230
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	88,131,120	104,804,763
Non-current lease liabilities	6,783,137	7,254,177
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions	19,458	713,556
Deferred tax liabilities	11,907,656	17,064,504
Provisions for employee benefits
Others non-financial liabilities	1,495,389	996,926
Total non-current liabilities	108,336,760	130,833,926
Later than three years and not later than five years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	3,908,318	99,885,625
Non-current lease liabilities
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions
Deferred tax liabilities	10,196,904	9,240,534
Provisions for employee benefits
Others non-financial liabilities	1,495,389	996,926
Total non-current liabilities	15,600,611	110,123,085
Later than three years and not later than five years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	80,441,606	48,553
Non-current lease liabilities	5,034,397	5,621,258
Trade and other non-current payables
Total non-current liabilities	85,476,003	5,669,811
Later than three years and not later than five years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities
Non-current lease liabilities	1,668,056	1,432,060
Accounts payable to related companies
Total non-current liabilities	1,668,056	1,432,060
Later than three years and not later than five years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	3,781,196	4,870,585
Deferred tax liabilities
Provisions for employee benefits
Total non-current liabilities	3,781,196	4,870,585
Later than three years and not later than five years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	24,806	107,311
Other non- current provisions	19,458	540,337
Deferred tax liabilities	1,670,849	7,800,990
Provisions for employee benefits
Total non-current liabilities	1,715,113	8,448,638
Later than three years and not later than five years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Other non- current provisions		173,219
Deferred tax liabilities	437
Others non-financial liabilities
Total non-current liabilities	437	173,219
Later than three years and not later than five years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	55,878	93,548
Deferred tax liabilities	39,466	22,980
Others non-financial liabilities
Total non-current liabilities	95,344	116,528
Later than five years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	900,687,329	1,020,475,794
Non-current lease liabilities	22,328,968	20,868,802
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions	1,290,768	1,959,685
Deferred tax liabilities	46,280,398	70,027,310
Provisions for employee benefits	52,991,081	47,399,007
Others non-financial liabilities		1,495,390
Total non-current liabilities	1,023,578,544	1,162,225,988
Later than five years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities
Non-current lease liabilities
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions
Deferred tax liabilities	32,618,888	28,787,902
Provisions for employee benefits	49,066,111	42,647,137
Others non-financial liabilities		1,495,390
Total non-current liabilities	81,684,999	72,930,429
Later than five years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	357,124,227	423,446,808
Non-current lease liabilities	20,998,433	19,851,041
Trade and other non-current payables
Total non-current liabilities	378,122,660	443,297,849
Later than five years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	539,931,158	592,159,908
Non-current lease liabilities	1,330,535	1,017,761
Accounts payable to related companies
Total non-current liabilities	541,261,693	593,177,669
Later than five years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	3,631,944	4,869,078
Deferred tax liabilities	1,340,890	2,010,471
Provisions for employee benefits
Total non-current liabilities	4,972,834	6,879,549
Later than five years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Other non- current provisions	1,290,768	1,959,685
Deferred tax liabilities	10,561,739	36,584,730
Provisions for employee benefits	3,924,970	4,751,870
Total non-current liabilities	15,777,477	43,296,285
Later than five years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Other non- current provisions
Deferred tax liabilities	885,319	875,489
Others non-financial liabilities
Total non-current liabilities	885,319	875,489
Later than five years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Deferred tax liabilities	873,562	1,768,718
Others non-financial liabilities
Total non-current liabilities	$ 873,562	$ 1,768,718